Provisions - Movements in the Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 160,823	¥ 173,904
Increases	495,315	333,706
Acquisitions through business combinations	278,990
Decreases (utilized)	(493,191)	(327,298)
Decreases (reversed)	(18,607)	(12,016)
Decreases from deconsolidation	(2,321)	(240)
Reclassification to liabilities held for sale		(1,066)
Foreign currency translation differences	7,088	(6,167)
Ending balance	428,097	160,823
Litigation (Note 32)
Reconciliation of changes in other provisions [abstract]
Beginning balance	23,182	33,446
Increases	10,382	3,692
Acquisitions through business combinations	29,570
Decreases (utilized)	(11,426)	(12,372)
Decreases (reversed)	(3,146)	(286)
Decreases from deconsolidation	(1,032)	0
Reclassification to liabilities held for sale		(676)
Foreign currency translation differences	(755)	(622)
Ending balance	46,775	23,182
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	12,616	27,118
Increases	30,547	5,935
Acquisitions through business combinations	14,506
Decreases (utilized)	(8,594)	(19,183)
Decreases (reversed)	(679)	(128)
Decreases from deconsolidation	0	(133)
Reclassification to liabilities held for sale		0
Foreign currency translation differences	1,285	(993)
Ending balance	49,681	12,616
Rebates and Return Reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	101,841	90,870
Increases	441,188	310,070
Acquisitions through business combinations	217,002
Decreases (utilized)	(462,335)	(284,164)
Decreases (reversed)	(11,447)	(9,557)
Decreases from deconsolidation	(994)	0
Reclassification to liabilities held for sale		0
Foreign currency translation differences	8,107	(5,378)
Ending balance	293,362	101,841
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	23,184	22,470
Increases	13,198	14,009
Acquisitions through business combinations	17,912
Decreases (utilized)	(10,836)	(11,579)
Decreases (reversed)	(3,335)	(2,045)
Decreases from deconsolidation	(295)	(107)
Reclassification to liabilities held for sale		(390)
Foreign currency translation differences	(1,549)	826
Ending balance	¥ 38,279	¥ 23,184